Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	(24)	(21)	—
Adjusted Net Income Available to Common Shareholders	$1,271	$585	$485
Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Basic Earnings per Share	$0.92	$0.44	$0.56

Diluted Earnings per Share:
Net income attributable to Xerox	$1,295	$606	$485
Accrued dividends on preferred stock	—	(21)	—
Interest on Convertible Securities, net	1	—	1
Adjusted Net Income Available to Common Shareholders	$1,296	$585	$486

Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Common shares issuable with respect to:
Stock options	9,727	13,497	462
Restricted stock and performance shares	16,993	13,800	7,087
Convertible preferred stock	26,966	—	—
Convertible securities	1,992	—	1,992
Adjusted Weighted Average Common Shares Outstanding	1,443,774	1,350,728	879,520
Diluted Earnings per Share	$0.90	$0.43	$0.55

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	40,343	57,541	27,901
Restricted stock and performance shares	26,018	25,983	22,574
Convertible preferred stock	—	26,966	—
Convertible securities	—	1,992	—
	66,361	112,482	50,475

Dividends per common share	$0.17	$0.17	$0.17